UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lake Baldwin Management, LLC
Address: 1 Moorehead Drive
         Pennington, NJ  08534

13F File Number:  028-12660

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alex Hanson
Title:     Managing Member
Phone:     609-613-5480

Signature, Place, and Date of Signing:

      /s/ Alex Hanson     Pennington, NJ     August 05, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $122,241 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACUSPHERE INC                  COM              00511R870     1058  1516543 SH       SOLE                  1516543        0        0
ALLIED WRLD ASSUR COM HLDG L   SHS              G0219G203     2622    66200 SH       SOLE                    66200        0        0
ANADARKO PETE CORP             COM              032511107     5238    70000 SH       SOLE                    70000        0        0
APACHE CORP                    COM              037411105     6533    47000 SH       SOLE                    47000        0        0
BAKER HUGHES INC               COM              057224107     3493    40000 SH       SOLE                    40000        0        0
BANCO BRADESCO S A             SP ADR PFD NEW   059460303     4480   219000 SH       SOLE                   219000        0        0
BANCO ITAU HLDG FINANCIERA S   SP ADR 500 PFD   059602201     3904   192250 SH       SOLE                   192250        0        0
CEMEX SAB DE CV                SPON ADR NEW     151290889     3933   159253 SH       SOLE                   159253        0        0
CERADYNE INC                   COM              156710105     1372    40000 SH       SOLE                    40000        0        0
CHUBB CORP                     COM              171232101     2695    55000 SH       SOLE                    55000        0        0
CONOCOPHILLIPS                 COM              20825C104     4908    52000 SH       SOLE                    52000        0        0
DEVON ENERGY CORP NEW          COM              25179M103     4770    39700 SH       SOLE                    39700        0        0
ISHARES TR                     MSCI EMERG MKT   464287234    38558   284100 SH       SOLE                   284100        0        0
NOBLE CORPORATION              SHS              G65422100     3897    60000 SH       SOLE                    60000        0        0
NORFOLK SOUTHERN CORP          COM              655844108     4700    75000 SH       SOLE                    75000        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105     5840    65000 SH       SOLE                    65000        0        0
PALATIN TECHNOLOGIES INC       COM NEW          696077304        8    42129 SH       SOLE                    42129        0        0
PSYCHIATRIC SOLUTIONS INC      COM              74439H108     2838    75000 SH       SOLE                    75000        0        0
SUNOCO INC                     COM              86764P109     1831    45000 SH       SOLE                    45000        0        0
TEREX CORP NEW                 COM              880779103     1541    30000 SH       SOLE                    30000        0        0
TESORO CORP                    COM              881609101     1818    92000 SH       SOLE                    92000        0        0
UNIBANCO-UNIAO DE BANCOS BRA   GDR REP PFD UT   90458E107     3122    24600 SH       SOLE                    24600        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     2468    40000 SH       SOLE                    40000        0        0
VALERO ENERGY CORP NEW         COM              91913Y100     2264    55000 SH       SOLE                    55000        0        0
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858      617    13200 SH       SOLE                    13200        0        0
WHITING PETE CORP NEW          COM              966387102     7733    72900 SH       SOLE                    72900        0        0